INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of inventory

	2024	2023

Finished goods	3,903.2	2,990.3
Work in progress	739.0	826.5
Raw materials and consumables	5,622.2	4,599.9
Spare parts and others	996.5	806.9
Inventory in transit and prepayments	570.0	537.9
Impairment losses	(141.1)	(142.5)
	11,689.8	9,619.0

Schedule of changes in impairment losses on inventory

	2024	2023
Balance at the end of the previous year	(142.5)	(160.2)
Effects of cumulative translation adjustments (CTA)	(16.7)	12.9
Provisions	(264.0)	(262.9)
Write-offs	282.1	267.7
Balance at the end of the period	(141.1)	(142.5)